QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarized Quarterly Financial Data [Abstract]
Revenue	$ 106,916	$ 112,955	$ 114,286	$ 114,973	$ 117,495	$ 118,457	$ 118,541	$ 117,945	$ 449,130	$ 472,438	$ 388,478
Net operating income	53,732	54,346	55,618	55,389	57,053	57,103	57,935	57,320	219,085	229,411	198,935
(Loss) income before income taxes	36,760	(14,619)	3,268	(9,689)	(2,394)	(19,459)	(27,883)	(22,074)	15,720	(71,810)	(86,080)
Income tax expense (benefit)	3,239	(80)	147	206	408	782	(525)	(226)	3,512	439	(3,655)
Net income (loss)	$ 33,521	$ (14,539)	$ 3,121	$ (9,895)	$ (2,802)	$ (20,241)	$ (27,358)	$ (21,848)	$ 12,208	$ (72,249)	$ (82,425)
Earnings per share, Basic	$ 0.41	$ (0.18)	$ 0.04	$ (0.12)					$ 0.15	$ (0.88)	$ (1.08)
Earnings per share, Diluted	$ 0.41	$ (0.18)	$ 0.04	$ (0.12)					$ 0.15	$ (0.88)	$ (1.08)
Weighted average number of shares outstanding, Basic	82,148,869	82,148,869	82,142,562	82,140,750					82,145,295	82,357,349	76,601,161
Net (loss) income per share of common stock
Basic and diluted (in dollars per share)					$ (0.03)	$ (0.25)	$ (0.33)	$ (0.26)		$ (0.88)
Weighted average number of shares of common stock outstanding
Basic and diluted (in shares)					82,127,247	82,126,397	82,114,218	83,066,599		82,357,349
Weighted average number of shares outstanding, Diluted	82,632,232	82,148,869	82,778,761	82,140,750					82,741,322	82,357,349	76,601,161